COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)	1 Months Ended
	Oct. 20, 2014	Jun. 30, 2015	May. 13, 2015	Feb. 18, 2015
Land Available-for-sale		$ 800,000	$ 800,000	$ 800,000
Securities Compliance Group [Member]
Payments for Repurchase of Initial Public Offering	$ 1,250
Payments For Filing Registration Statement	2,500
Payments For Securities and Exchange Commission Declaring	$ 1,250
Common stock Price Percentage	50.00%
Common Stock [Member] | Securities Compliance Group [Member]
Accounts Payable	$ 8,750